Certnys

1-08610

NYSE

17010753

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC
NOV - 2 2017
Washington, DC 20549

November 2, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.350% Global Notes due 2066 of AT&T Inc. under the Exchange Act of 1934.

Sincerely,